Consolidated Statements Of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Cash acquired from acquisition	$ 561	$ 8,888